Other non-current liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other non-current liabilities
34. Other
non-current
liabilities

	2022 £m	2021 £m

Accruals	11	13

Deferred income	83	85

Other payables	805	823

	899	921
Other payables includes a number of employee-related liabilities including employee savings plans.